Financial Instruments - Fair Value of Financial Assets and Liabilities Measured at Other than Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 3,653	$ 3,267
FVTPL | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Financial assets	37	55
Long-term debt
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,518	3,167
Exchangeable securities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	739	735
Recurring fair value measurement | FVTPL | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Financial assets	37	55
Recurring fair value measurement | Long-term debt | Financial liabilities at fair value through profit or loss, category
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,200	3,272
Recurring fair value measurement | Exchangeable securities | Financial liabilities at fair value through profit or loss, category
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	685	770
Recurring fair value measurement | Level I | FVTPL | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Financial assets	0	0
Recurring fair value measurement | Level I | Long-term debt | Financial liabilities at fair value through profit or loss, category
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Recurring fair value measurement | Level I | Exchangeable securities | Financial liabilities at fair value through profit or loss, category
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Recurring fair value measurement | Level II | FVTPL | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Financial assets	37	55
Recurring fair value measurement | Level II | Long-term debt | Financial liabilities at fair value through profit or loss, category
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,200	3,272
Recurring fair value measurement | Level II | Exchangeable securities | Financial liabilities at fair value through profit or loss, category
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	685	770
Recurring fair value measurement | Level III | FVTPL
Disclosure of fair value measurement of liabilities [line items]
Financial assets	31	305
Recurring fair value measurement | Level III | FVTPL | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Financial assets	0	0
Recurring fair value measurement | Level III | Financial liabilities at fair value through profit or loss, category
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	813	146
Recurring fair value measurement | Level III | Long-term debt | Financial liabilities at fair value through profit or loss, category
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Recurring fair value measurement | Level III | Exchangeable securities | Financial liabilities at fair value through profit or loss, category
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 0	$ 0